UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2006

1.810701.102

CFL-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
California - 98.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 928
0% 8/1/32 (FGIC Insured)	3,760	1,225
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,997
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,508
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,228
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,649
0% 9/1/19 (FSA Insured)	1,285	761
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,345
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,949
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,216
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,389
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,511
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,208
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,929
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,886
0% 8/1/12 (AMBAC Insured)	2,800	2,274
0% 8/1/17 (AMBAC Insured)	1,000	653
0% 8/1/18 (AMBAC Insured)	2,000	1,248
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	864
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series A:
5% 5/1/17	1,000	1,067
5.25% 5/1/12 (MBIA Insured)	6,000	6,525
5.5% 5/1/14 (AMBAC Insured)	7,935	8,764
5.5% 5/1/15 (AMBAC Insured)	9,000	9,916
6% 5/1/13	2,320	2,612
6% 5/1/14	7,500	8,443
6% 5/1/14 (MBIA Insured)	2,000	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,930
5.25% 7/1/12	11,585	12,597
5.25% 7/1/13	3,000	3,300
Series A:
5% 7/1/15	12,275	13,422
5% 7/1/15 (MBIA Insured)	9,300	10,201
5.25% 1/1/11	7,250	7,728
5.25% 7/1/13 (MBIA Insured)	9,110	10,050
5.25% 7/1/14	3,540	3,929
5.25% 7/1/14 (FGIC Insured)	11,900	13,249
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	374
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	521
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,556
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	781
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,144
5.25% 9/1/26	7,910	9,104
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,057
5.125% 2/1/30	6,000	6,189
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,511
Series O, 5.125% 1/1/31	5,000	5,128
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	659
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,259
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,216
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,045
Series 2005, 5.5% 6/1/28	275	292
4.5% 10/1/36 (b)	5,000	5,027
4.75% 9/1/10	1,305	1,360
5% 2/1/09	2,760	2,846
5% 2/1/09	1,335	1,377
5% 2/1/10	3,000	3,130
5% 2/1/11	3,000	3,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/11 (MBIA Insured)	$ 4,000	$ 4,282
5% 11/1/12	4,105	4,367
5% 3/1/13	1,095	1,181
5% 3/1/15	3,000	3,277
5% 12/1/18	1,850	1,939
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,275
5% 6/1/29	5,005	5,336
5% 12/1/31 (MBIA Insured)	3,300	3,514
5% 9/1/33	10,000	10,708
5.125% 11/1/24	2,800	3,004
5.125% 2/1/26	2,800	2,996
5.25% 10/1/09	2,150	2,250
5.25% 2/1/11	5,790	6,167
5.25% 3/1/11	1,405	1,498
5.25% 3/1/12	3,000	3,239
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,541
5.25% 2/1/15 (MBIA Insured)	5,040	5,550
5.25% 2/1/16	7,500	8,231
5.25% 2/1/16 (MBIA Insured)	4,050	4,432
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,393
5.25% 2/1/22	2,000	2,167
5.25% 11/1/26	1,000	1,082
5.25% 2/1/27 (MBIA Insured)	2,790	3,018
5.25% 4/1/27	3,000	3,258
5.25% 2/1/28	5,085	5,481
5.25% 11/1/29	5,000	5,399
5.25% 4/1/30	1,945	2,072
5.25% 2/1/33	8,150	8,696
5.25% 12/1/33	10,500	11,370
5.25% 4/1/34	13,000	14,056
5.375% 4/1/15 (MBIA Insured)	1,500	1,637
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	3,500	3,738
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	250	267
5.5% 6/1/10	1,625	1,729
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,288
5.5% 4/1/28	5,350	5,959
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 10,245	$ 11,397
5.5% 11/1/33	34,870	38,529
5.625% 5/1/20	405	436
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	1,370	1,474
5.625% 5/1/26	295	317
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,960	2,109
5.75% 10/1/10	7,325	7,901
5.75% 12/1/10	2,500	2,705
5.75% 5/1/30	220	237
6% 4/1/18	2,545	3,048
6.6% 2/1/09	14,355	15,276
6.6% 2/1/11 (MBIA Insured)	2,150	2,406
6.75% 8/1/10	5,675	6,286
6.75% 8/1/12	1,100	1,275
7% 8/1/09	5,105	5,546
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,649
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,298
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/11	1,750	1,849
5% 11/15/14	1,485	1,602
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,388
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,281
Series 1983 B, 0% 8/1/15	115	49
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,235	1,236
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,157
5.25% 2/1/32 (AMBAC Insured)	6,295	6,770
Series A, 3.9%, tender 12/1/11 (c)	16,500	16,845
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,096
Series C, 3.9%, tender 12/1/11 (c)	5,000	5,093
5% 10/1/33	7,235	7,711
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	$ 9,000	$ 9,478
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,000	3,059
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,695
5% 6/1/14	2,000	2,170
5.25% 6/1/24	3,400	3,701
5.25% 6/1/25	2,500	2,717
5.25% 6/1/30	4,000	4,333
(CA State Univ. Proj.):
Series 2006 G:
5% 11/1/20 (b)	1,825	1,970
5% 11/1/21 (b)	2,020	2,177
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,958
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,636
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,432
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,118
Series A:
5.25% 6/1/12	2,485	2,679
5.5% 6/1/15	1,000	1,117
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,709
5% 11/1/16 (FGIC Insured)	2,000	2,216
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,175
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,488
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,814
5.5% 6/1/17 (MBIA Insured)	4,775	5,369
Series D:
5.375% 11/1/12	1,250	1,275
5.375% 11/1/13	5,055	5,157
5.375% 11/1/14	5,000	5,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,050	$ 4,473
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,213
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,349
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,692
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,242
(Various California State Univ. Projs.):
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,001
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,304
Series 2005 H, 5% 6/1/16	5,000	5,436
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,920
Series 2005 K, 5% 11/1/17	5,625	6,113
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,423
5.5% 11/1/16 (AMBAC Insured)	1,500	1,665
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,961
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,965
(Daughters Charity Health Sys. Proj.) 5.25% 7/1/13	1,175	1,264
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,013
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)	7,025	6,977
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,762
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,717
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,202
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,381
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
6% 7/1/09 (Escrowed to Maturity) (e)	$ 890	$ 911
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,785
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,205
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,724
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,348
5.5% 7/1/14 (MBIA Insured)	1,545	1,735
5.5% 7/1/15 (MBIA Insured)	2,685	3,041
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,242
CSUCI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (c)	5,500	5,457
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,130
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,243
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,104
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	891
5% 4/1/11	2,780	2,869
5% 4/1/12	4,210	4,344
5% 4/1/13	1,830	1,888
5.25% 4/1/09	1,600	1,647
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,736
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	9,201
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,638
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,246
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	771
0% 10/1/25 (AMBAC Insured)	1,665	735
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District: - continued
0% 8/1/21 (MBIA Insured)	$ 1,000	$ 540
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,408
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,909
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,375
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	740
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,747
0% 8/1/19 (MBIA Insured)	5,365	3,210
0% 8/1/20 (MBIA Insured)	6,425	3,667
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,677
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	647
5% 1/1/35 (MBIA Insured)	24,070	24,850
0% 1/15/27 (a)	4,000	3,679
0% 1/15/27 (MBIA Insured) (a)	4,500	4,365
0% 1/15/29 (a)	4,000	3,679
5% 1/15/16 (MBIA Insured)	5,860	6,182
5.75% 1/15/40	8,155	8,499
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	910
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,360
5.75% 7/1/30 (MBIA Insured)	1,000	1,090
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,615	15,682
6.625% 6/1/40	2,900	3,310
6.75% 6/1/39	19,870	22,904
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,420
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,544
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series A:
5% 6/1/38 (FGIC Insured)	$ 11,335	$ 12,085
5% 6/1/45	16,425	17,002
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,107
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,830
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	7,010
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,706
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	646
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,150
5% 5/15/15 (FGIC Insured) (d)	1,000	1,075
6% 5/15/09 (FGIC Insured) (d)	3,450	3,631
6% 5/15/10 (FGIC Insured) (d)	1,000	1,072
6% 5/15/12 (FGIC Insured) (d)	3,500	3,874
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,838
5% 9/1/21 (AMBAC Insured)	2,805	3,031
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,399
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,642
(Disney Parking Proj.):
0% 3/1/10	2,000	1,767
0% 3/1/11	1,950	1,656
0% 3/1/12	2,180	1,771
0% 3/1/13	6,490	5,051
0% 9/1/14 (AMBAC Insured)	3,860	2,867
0% 3/1/18	3,000	1,819
0% 3/1/19	3,200	1,843
0% 3/1/20	1,000	547
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,166
5.375% 9/1/17 (FSA Insured)	1,095	1,222
5.375% 9/1/18 (FSA Insured)	1,155	1,282
5.375% 9/1/19 (FSA Insured)	1,210	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,907
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	292
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,088
5% 5/15/17 (MBIA Insured) (d)	3,990	4,324
5% 5/15/18 (MBIA Insured) (d)	1,410	1,522
5.25% 5/15/19 (FGIC Insured)	3,000	3,238
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,654
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,143
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,837
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,769
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,947
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,270
Series E, 5.125% 1/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,250	1,357
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,617
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	884
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,754
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	568
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	16,138
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,072
0% 8/1/25 (FGIC Insured)	2,800	1,245
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	$ 1,585	$ 1,816
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,964
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,078
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	788
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	682
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,635
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	608
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,167
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,501
12% 8/1/17 (FSA Insured)	1,000	1,722
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,774
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,111
5% 9/1/17 (AMBAC Insured)	2,735	3,053
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,252
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,071
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,086
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,098
5.5% 9/1/17 (FGIC Insured)	3,000	3,319
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,855
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 7,000	$ 7,623
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,830
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,370
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,155
Orange County Sanitation District Ctfs. of Prtn. 5.25% 2/1/30 (FGIC Insured)	2,200	2,382
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,835
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,887
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,184
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,198
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,825
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,134
0% 8/1/21 (FGIC Insured)	1,000	540
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,237
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,695
5% 11/1/15 (MBIA Insured) (d)	5,850	6,224
5% 11/1/17 (MBIA Insured) (d)	3,355	3,552
5% 11/1/18 (MBIA Insured) (d)	2,740	2,893
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,859
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,735
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,152
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	$ 200	$ 204
5% 10/1/08	210	214
5% 10/1/09	215	219
5.1% 10/1/10	230	235
5.25% 10/1/12	255	260
5.5% 10/1/22	830	847
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,065
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,215
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,327
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	644
0% 8/1/25 (FGIC Insured)	2,725	1,223
0% 8/1/26 (FGIC Insured)	1,365	585
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	783
0% 8/1/27 (FGIC Insured)	1,940	794
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,270
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,484
Sacramento County Sanitation District Fing. Auth. Rev. 5% 12/1/35 (AMBAC Insured)	3,900	4,175
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,617
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,113
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,939
Salinas Union High School District Series A, 5.25% 10/1/17 (Pre-Refunded to 10/1/13 @ 100) (e)	1,410	1,564
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,239
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,517
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,703
5% 11/15/16 (AMBAC Insured)	2,000	2,208
5% 11/15/17 (AMBAC Insured)	2,000	2,200
5% 11/15/18 (AMBAC Insured)	2,000	2,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5.25% 10/1/11	$ 1,705	$ 1,814
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,330
San Diego Unified School District:
(Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,788
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,717
Series F, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100) (e)	3,000	3,303
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,679
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,503
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,135
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,630
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,407
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,018
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,383
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,838
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,824
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,146
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,867
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,447
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,060
5.25% 5/1/20 (FGIC Insured)	5,000	5,756
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,294
Series A:
0% 8/1/09 (FGIC Insured)	1,085	987
0% 8/1/10 (FGIC Insured)	1,085	952
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/10 (MBIA Insured)	$ 2,240	$ 2,003
0% 1/15/12 (MBIA Insured)	7,000	5,801
0% 1/15/15 (MBIA Insured)	5,000	3,655
0% 1/15/20 (MBIA Insured)	3,765	2,183
0% 1/15/31 (MBIA Insured)	5,000	1,767
5.5% 1/15/28	1,060	1,067
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,278
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,071
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,550
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,056
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,065
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,432
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,865
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	981
0% 9/1/25 (FGIC Insured)	1,490	666
0% 9/1/26 (FGIC Insured)	1,500	640
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,471
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,952
5.75% 8/1/30 (FGIC Insured)	7,490	7,976
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,741
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,220
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	428
0% 5/1/28 (MBIA Insured)	3,340	1,321
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/10	$ 1,400	$ 1,535
6.75% 7/1/11	6,500	7,286
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,017
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,227
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,966
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,273
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,279
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,511
6% 6/1/22	1,100	1,223
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,282
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	625
0% 9/1/21 (FGIC Insured)	2,995	1,623
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,337
5.5% 5/15/24 (AMBAC Insured)	1,000	1,098
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,960
4.55% 12/1/09 (f)	21,639	22,014
Series 05B, 5% 5/15/33 (FSA Insured)	1,000	1,066
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,118
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,170
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,287
5% 5/15/17 (FSA Insured)	4,000	4,344
5.25% 5/15/16 (AMBAC Insured)	5,000	5,507
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,137
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,361
5.25% 1/1/13	8,500	8,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	$ 3,085	$ 3,281
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,122
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,549
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,788
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	110
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	1,027
0% 8/1/31 (FGIC Insured)	2,715	926
0% 8/1/32 (FGIC Insured)	1,315	428
5.25% 8/1/16 (FGIC Insured)	1,000	1,104
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,304
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,124
		1,597,725
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,116
5.875% 7/1/35	1,875	2,024
		3,140
Puerto Rico - 0.5%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 5.111% 7/1/21 (FGIC Insured) (c)	4,600	4,606
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,200
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	695	745
		8,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 572
5.25% 10/1/15	1,255	1,362
		1,934
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,538,479)	1,611,350
NET OTHER ASSETS - 0.6%	9,671
NET ASSETS - 100%	$ 1,621,021
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,014,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,537,190,000. Net unrealized appreciation aggregated $74,160,000, of which $74,676,000 related to appreciated investment securities and $516,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.824868.101

ASCM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount (000s)	Value (000s)
California - 98.6%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 928
0% 8/1/32 (FGIC Insured)	3,760	1,225
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,997
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,508
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,228
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,649
0% 9/1/19 (FSA Insured)	1,285	761
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,345
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,949
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,216
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,389
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,511
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,208
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,929
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,886
0% 8/1/12 (AMBAC Insured)	2,800	2,274
0% 8/1/17 (AMBAC Insured)	1,000	653
0% 8/1/18 (AMBAC Insured)	2,000	1,248
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	864
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series A:
5% 5/1/17	1,000	1,067
5.25% 5/1/12 (MBIA Insured)	6,000	6,525
5.5% 5/1/14 (AMBAC Insured)	7,935	8,764
5.5% 5/1/15 (AMBAC Insured)	9,000	9,916
6% 5/1/13	2,320	2,612
6% 5/1/14	7,500	8,443
6% 5/1/14 (MBIA Insured)	2,000	2,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,930
5.25% 7/1/12	11,585	12,597
5.25% 7/1/13	3,000	3,300
Series A:
5% 7/1/15	12,275	13,422
5% 7/1/15 (MBIA Insured)	9,300	10,201
5.25% 1/1/11	7,250	7,728
5.25% 7/1/13 (MBIA Insured)	9,110	10,050
5.25% 7/1/14	3,540	3,929
5.25% 7/1/14 (FGIC Insured)	11,900	13,249
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	374
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	521
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,556
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	781
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,144
5.25% 9/1/26	7,910	9,104
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,057
5.125% 2/1/30	6,000	6,189
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,511
Series O, 5.125% 1/1/31	5,000	5,128
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	659
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,259
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,216
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,045
Series 2005, 5.5% 6/1/28	275	292
4.5% 10/1/36 (b)	5,000	5,027
4.75% 9/1/10	1,305	1,360
5% 2/1/09	2,760	2,846
5% 2/1/09	1,335	1,377
5% 2/1/10	3,000	3,130
5% 2/1/11	3,000	3,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/11 (MBIA Insured)	$ 4,000	$ 4,282
5% 11/1/12	4,105	4,367
5% 3/1/13	1,095	1,181
5% 3/1/15	3,000	3,277
5% 12/1/18	1,850	1,939
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,275
5% 6/1/29	5,005	5,336
5% 12/1/31 (MBIA Insured)	3,300	3,514
5% 9/1/33	10,000	10,708
5.125% 11/1/24	2,800	3,004
5.125% 2/1/26	2,800	2,996
5.25% 10/1/09	2,150	2,250
5.25% 2/1/11	5,790	6,167
5.25% 3/1/11	1,405	1,498
5.25% 3/1/12	3,000	3,239
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,541
5.25% 2/1/15 (MBIA Insured)	5,040	5,550
5.25% 2/1/16	7,500	8,231
5.25% 2/1/16 (MBIA Insured)	4,050	4,432
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,393
5.25% 2/1/22	2,000	2,167
5.25% 11/1/26	1,000	1,082
5.25% 2/1/27 (MBIA Insured)	2,790	3,018
5.25% 4/1/27	3,000	3,258
5.25% 2/1/28	5,085	5,481
5.25% 11/1/29	5,000	5,399
5.25% 4/1/30	1,945	2,072
5.25% 2/1/33	8,150	8,696
5.25% 12/1/33	10,500	11,370
5.25% 4/1/34	13,000	14,056
5.375% 4/1/15 (MBIA Insured)	1,500	1,637
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	3,500	3,738
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	250	267
5.5% 6/1/10	1,625	1,729
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,050	3,288
5.5% 4/1/28	5,350	5,959
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,109
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 4/1/30	$ 10,245	$ 11,397
5.5% 11/1/33	34,870	38,529
5.625% 5/1/20	405	436
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	1,370	1,474
5.625% 5/1/26	295	317
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,960	2,109
5.75% 10/1/10	7,325	7,901
5.75% 12/1/10	2,500	2,705
5.75% 5/1/30	220	237
6% 4/1/18	2,545	3,048
6.6% 2/1/09	14,355	15,276
6.6% 2/1/11 (MBIA Insured)	2,150	2,406
6.75% 8/1/10	5,675	6,286
6.75% 8/1/12	1,100	1,275
7% 8/1/09	5,105	5,546
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series G, 5% 7/1/09	1,600	1,649
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,298
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/11	1,750	1,849
5% 11/15/14	1,485	1,602
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,388
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,281
Series 1983 B, 0% 8/1/15	115	49
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,235	1,236
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,157
5.25% 2/1/32 (AMBAC Insured)	6,295	6,770
Series A, 3.9%, tender 12/1/11 (c)	16,500	16,845
Series B, 5% 5/1/19 (FGIC Insured)	1,000	1,096
Series C, 3.9%, tender 12/1/11 (c)	5,000	5,093
5% 10/1/33	7,235	7,711
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (c)(d)	$ 9,000	$ 9,478
Series A1, 4.7%, tender 4/1/12 (c)(d)	3,000	3,059
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,695
5% 6/1/14	2,000	2,170
5.25% 6/1/24	3,400	3,701
5.25% 6/1/25	2,500	2,717
5.25% 6/1/30	4,000	4,333
(CA State Univ. Proj.):
Series 2006 G:
5% 11/1/20 (b)	1,825	1,970
5% 11/1/21 (b)	2,020	2,177
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,958
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,636
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,432
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,118
Series A:
5.25% 6/1/12	2,485	2,679
5.5% 6/1/15	1,000	1,117
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,709
5% 11/1/16 (FGIC Insured)	2,000	2,216
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,175
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,488
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,814
5.5% 6/1/17 (MBIA Insured)	4,775	5,369
Series D:
5.375% 11/1/12	1,250	1,275
5.375% 11/1/13	5,055	5,157
5.375% 11/1/14	5,000	5,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,050	$ 4,473
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,213
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,349
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,692
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,242
(Various California State Univ. Projs.):
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,001
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,304
Series 2005 H, 5% 6/1/16	5,000	5,436
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,920
Series 2005 K, 5% 11/1/17	5,625	6,113
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,423
5.5% 11/1/16 (AMBAC Insured)	1,500	1,665
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	9,700	9,961
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,965
(Daughters Charity Health Sys. Proj.) 5.25% 7/1/13	1,175	1,264
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	3,013
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)	7,025	6,977
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,795	1,762
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,717
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,202
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,381
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
6% 7/1/09 (Escrowed to Maturity) (e)	$ 890	$ 911
(Saint Joseph Health Sys. Proj.) 5.25% 7/1/08	2,710	2,785
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,205
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,724
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,348
5.5% 7/1/14 (MBIA Insured)	1,545	1,735
5.5% 7/1/15 (MBIA Insured)	2,685	3,041
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,242
CSUCI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA (c)	5,500	5,457
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,130
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,243
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	3,104
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	891
5% 4/1/11	2,780	2,869
5% 4/1/12	4,210	4,344
5% 4/1/13	1,830	1,888
5.25% 4/1/09	1,600	1,647
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,736
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	9,201
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,638
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,246
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	771
0% 10/1/25 (AMBAC Insured)	1,665	735
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District: - continued
0% 8/1/21 (MBIA Insured)	$ 1,000	$ 540
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,408
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,909
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,375
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	740
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,747
0% 8/1/19 (MBIA Insured)	5,365	3,210
0% 8/1/20 (MBIA Insured)	6,425	3,667
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	13,677
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	647
5% 1/1/35 (MBIA Insured)	24,070	24,850
0% 1/15/27 (a)	4,000	3,679
0% 1/15/27 (MBIA Insured) (a)	4,500	4,365
0% 1/15/29 (a)	4,000	3,679
5% 1/15/16 (MBIA Insured)	5,860	6,182
5.75% 1/15/40	8,155	8,499
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	910
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,360
5.75% 7/1/30 (MBIA Insured)	1,000	1,090
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	15,615	15,682
6.625% 6/1/40	2,900	3,310
6.75% 6/1/39	19,870	22,904
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,420
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,544
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	506
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series A:
5% 6/1/38 (FGIC Insured)	$ 11,335	$ 12,085
5% 6/1/45	16,425	17,002
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,107
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,830
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	7,010
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,706
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	646
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,150
5% 5/15/15 (FGIC Insured) (d)	1,000	1,075
6% 5/15/09 (FGIC Insured) (d)	3,450	3,631
6% 5/15/10 (FGIC Insured) (d)	1,000	1,072
6% 5/15/12 (FGIC Insured) (d)	3,500	3,874
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,838
5% 9/1/21 (AMBAC Insured)	2,805	3,031
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,399
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,642
(Disney Parking Proj.):
0% 3/1/10	2,000	1,767
0% 3/1/11	1,950	1,656
0% 3/1/12	2,180	1,771
0% 3/1/13	6,490	5,051
0% 9/1/14 (AMBAC Insured)	3,860	2,867
0% 3/1/18	3,000	1,819
0% 3/1/19	3,200	1,843
0% 3/1/20	1,000	547
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,166
5.375% 9/1/17 (FSA Insured)	1,095	1,222
5.375% 9/1/18 (FSA Insured)	1,155	1,282
5.375% 9/1/19 (FSA Insured)	1,210	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,907
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	292
Series A:
5% 5/15/16 (MBIA Insured) (d)	1,000	1,088
5% 5/15/17 (MBIA Insured) (d)	3,990	4,324
5% 5/15/18 (MBIA Insured) (d)	1,410	1,522
5.25% 5/15/19 (FGIC Insured)	3,000	3,238
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,654
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,143
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,837
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (d)	6,265	6,769
7.6% 10/1/18 (Escrowed to Maturity) (e)	12,970	15,947
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,270
Series E, 5.125% 1/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,250	1,357
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,195	2,617
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	884
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,754
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	568
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	16,138
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,072
0% 8/1/25 (FGIC Insured)	2,800	1,245
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,769
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.: - continued
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	$ 1,585	$ 1,816
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,006
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,964
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.) 5% 9/1/12 (AMBAC Insured)	1,925	2,078
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	788
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	682
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,635
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	608
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,167
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,501
12% 8/1/17 (FSA Insured)	1,000	1,722
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,774
Subseries C:
5% 9/1/16 (AMBAC Insured)	1,000	1,111
5% 9/1/17 (AMBAC Insured)	2,735	3,053
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,252
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,071
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,086
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,098
5.5% 9/1/17 (FGIC Insured)	3,000	3,319
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,855
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	$ 7,000	$ 7,623
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,830
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,370
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,155
Orange County Sanitation District Ctfs. of Prtn. 5.25% 2/1/30 (FGIC Insured)	2,200	2,382
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,835
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,887
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,184
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,198
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,825
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,134
0% 8/1/21 (FGIC Insured)	1,000	540
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,237
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,695
5% 11/1/15 (MBIA Insured) (d)	5,850	6,224
5% 11/1/17 (MBIA Insured) (d)	3,355	3,552
5% 11/1/18 (MBIA Insured) (d)	2,740	2,893
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,859
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,735
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	55	55
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,152
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	$ 200	$ 204
5% 10/1/08	210	214
5% 10/1/09	215	219
5.1% 10/1/10	230	235
5.25% 10/1/12	255	260
5.5% 10/1/22	830	847
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	4,065
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,215
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,327
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	644
0% 8/1/25 (FGIC Insured)	2,725	1,223
0% 8/1/26 (FGIC Insured)	1,365	585
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	783
0% 8/1/27 (FGIC Insured)	1,940	794
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,270
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,484
Sacramento County Sanitation District Fing. Auth. Rev. 5% 12/1/35 (AMBAC Insured)	3,900	4,175
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,617
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,113
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,939
Salinas Union High School District Series A, 5.25% 10/1/17 (Pre-Refunded to 10/1/13 @ 100) (e)	1,410	1,564
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	11,239
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,517
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,703
5% 11/15/16 (AMBAC Insured)	2,000	2,208
5% 11/15/17 (AMBAC Insured)	2,000	2,200
5% 11/15/18 (AMBAC Insured)	2,000	2,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
5.25% 10/1/11	$ 1,705	$ 1,814
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,330
San Diego Unified School District:
(Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,788
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,717
Series F, 5% 7/1/29 (Pre-Refunded to 7/1/14 @ 100) (e)	3,000	3,303
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,679
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,503
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,135
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,630
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,407
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,018
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,383
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,838
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,824
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,146
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,867
Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,447
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,060
5.25% 5/1/20 (FGIC Insured)	5,000	5,756
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,294
Series A:
0% 8/1/09 (FGIC Insured)	1,085	987
0% 8/1/10 (FGIC Insured)	1,085	952
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series A:
0% 1/15/10 (MBIA Insured)	$ 2,240	$ 2,003
0% 1/15/12 (MBIA Insured)	7,000	5,801
0% 1/15/15 (MBIA Insured)	5,000	3,655
0% 1/15/20 (MBIA Insured)	3,765	2,183
0% 1/15/31 (MBIA Insured)	5,000	1,767
5.5% 1/15/28	1,060	1,067
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	8,278
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,071
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,550
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,056
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,065
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,432
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,865
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	981
0% 9/1/25 (FGIC Insured)	1,490	666
0% 9/1/26 (FGIC Insured)	1,500	640
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,471
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,952
5.75% 8/1/30 (FGIC Insured)	7,490	7,976
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,741
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,220
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	428
0% 5/1/28 (MBIA Insured)	3,340	1,321
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	3,000	3,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/10	$ 1,400	$ 1,535
6.75% 7/1/11	6,500	7,286
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,017
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,227
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,966
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,730	2,273
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,279
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,511
6% 6/1/22	1,100	1,223
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,282
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	625
0% 9/1/21 (FGIC Insured)	2,995	1,623
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,337
5.5% 5/15/24 (AMBAC Insured)	1,000	1,098
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,960
4.55% 12/1/09 (f)	21,639	22,014
Series 05B, 5% 5/15/33 (FSA Insured)	1,000	1,066
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,118
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,170
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,287
5% 5/15/17 (FSA Insured)	4,000	4,344
5.25% 5/15/16 (AMBAC Insured)	5,000	5,507
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	4,137
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,361
5.25% 1/1/13	8,500	8,504
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	$ 3,085	$ 3,281
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,122
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,549
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,788
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	143
5.375% 8/1/16 (FSA Insured)	100	110
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	1,027
0% 8/1/31 (FGIC Insured)	2,715	926
0% 8/1/32 (FGIC Insured)	1,315	428
5.25% 8/1/16 (FGIC Insured)	1,000	1,104
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (c)	3,300	3,304
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,124
		1,597,725
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,116
5.875% 7/1/35	1,875	2,024
		3,140
Puerto Rico - 0.5%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 5.111% 7/1/21 (FGIC Insured) (c)	4,600	4,606
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,200
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	695	745
		8,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 572
5.25% 10/1/15	1,255	1,362
		1,934
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,538,479)	1,611,350
NET OTHER ASSETS - 0.6%	9,671
NET ASSETS - 100%	$ 1,621,021
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,014,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,537,190,000. Net unrealized appreciation aggregated $74,160,000, of which $74,676,000 related to appreciated investment securities and $516,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free
Bond Fund

November 30, 2006

1.824280.101

CSI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 89.1%
	Principal Amount	Value
California - 82.4%
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	$ 170,000	$ 179,564
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	28,021
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	167,406
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A, 5% 6/15/07 (AMBAC Insured)	90,000	90,755
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	101,917
5% 4/1/10	170,000	178,250
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,392
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	184,153
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	139,510
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	300,000	318,441
5% 2/1/12 (FGIC Insured)	100,000	107,455
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
(Wtr. Sys. Proj.):
Series Q, 6% 12/1/09	40,000	42,814
5.5% 12/1/08	90,000	93,534
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	83,217
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	45,000	48,600
5.5% 5/1/09 (MBIA Insured)	50,000	52,369
5.5% 5/1/12 (MBIA Insured)	45,000	49,489
6% 5/1/13 (MBIA Insured)	25,000	28,287
Series 2005 A, 5.5% 5/1/11	45,000	48,548
Series A:
5% 5/1/09 (MBIA Insured)	75,000	77,694
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,211,310
5.25% 5/1/09 (MBIA Insured)	255,000	265,621
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,830,911
5.25% 5/1/12 (FSA Insured)	590,000	641,643
5.25% 5/1/12 (MBIA Insured)	95,000	103,315
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.5% 5/1/10	$ 200,000	$ 212,532
5.5% 5/1/13 (AMBAC Insured)	390,000	431,738
6% 5/1/13	325,000	365,843
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	80,000	84,713
5.5% 12/1/13 (FSA Insured)	110,000	124,044
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	200,000	203,210
5% 1/1/09	400,000	412,204
5% 7/1/10 (MBIA Insured)	250,000	262,998
5% 7/1/11 (MBIA Insured)	745,000	793,440
5% 7/1/12 (MBIA Insured)	475,000	511,770
5.25% 7/1/12	1,205,000	1,310,245
5.25% 7/1/13	555,000	610,544
Series 2004 B, 3.5%, tender 7/1/08 (b)	1,525,000	1,526,129
Series A:
5% 7/1/09	665,000	689,645
5% 7/1/15	825,000	902,080
5% 7/1/15 (MBIA Insured)	1,700,000	1,864,747
5.25% 1/1/11	1,080,000	1,151,204
5.25% 7/1/12 (FGIC Insured)	215,000	234,348
5.25% 7/1/13 (MBIA Insured)	700,000	772,212
5.25% 7/1/14	1,485,000	1,648,172
5.25% 7/1/14 (FGIC Insured)	1,660,000	1,848,227
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	44,352
Series AT, 9.75% 2/1/09	10,000	11,268
0% 4/1/11	15,000	12,748
4.5% 2/1/09	135,000	137,831
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,758
4.75% 9/1/08	100,000	102,154
5% 10/1/07	125,000	126,571
5% 2/1/09	40,000	41,250
5% 3/1/09	150,000	154,862
5% 3/1/09	65,000	67,107
5% 2/1/10	175,000	182,611
5% 2/1/10	95,000	99,132
5% 2/1/10	100,000	104,349
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/10	$ 65,000	$ 67,897
5% 6/1/10	75,000	78,589
5% 2/1/11	1,000,000	1,055,520
5% 5/1/11	95,000	100,569
5% 6/1/11 (MBIA Insured)	60,000	63,836
5% 2/1/12	255,000	272,021
5% 2/1/12	120,000	128,010
5% 2/1/12	60,000	64,005
5% 4/1/12	125,000	133,558
5% 2/1/13	55,000	59,247
5% 2/1/13	75,000	80,791
5% 3/1/13	875,000	943,364
5% 6/1/13	1,000,000	1,080,970
5% 10/1/13	50,000	53,808
5.25% 10/1/09	60,000	62,779
5.25% 10/1/12	100,000	108,756
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	85,063
5.25% 10/1/13	185,000	203,428
5.25% 2/1/14 (FSA Insured)	270,000	298,161
5.25% 2/1/15	40,000	43,898
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	79,903
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,417
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	37,178
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	48,064
5.5% 6/1/10	70,000	74,489
5.5% 4/1/11	45,000	48,485
5.75% 10/1/08	105,000	109,205
5.75% 10/1/10	50,000	53,934
5.75% 10/1/10	100,000	107,867
5.75% 2/1/11 (FGIC Insured)	20,000	21,766
5.75% 10/1/11	170,000	186,432
5.75% 11/1/11	100,000	109,821
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	80,887
6% 2/1/09	185,000	194,590
6% 9/1/09	110,000	116,938
6% 10/1/09 (FGIC Insured)	40,000	42,685
6.25% 9/1/09	85,000	90,911
6.25% 9/1/12	465,000	513,104
6.6% 2/1/09 (AMBAC Insured)	210,000	223,841
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
7% 2/1/09	$ 35,000	$ 37,535
7% 10/1/09	10,000	10,901
7.1% 3/1/08	10,000	10,437
10% 9/1/09	85,000	98,672
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	654,431
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	103,848
5% 11/15/14	50,000	53,938
(Kaiser Permanente Proj.) Series A, 5% 6/1/07 (Escrowed to Maturity) (c)	60,000	60,467
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (c)	135,000	143,955
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	20,000	22,196
Series A, 3.9%, tender 12/1/11 (b)	1,500,000	1,531,380
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	86,166
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (c)	2,000,000	2,154,160
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	131,929
5.25% 6/1/12	45,000	48,506
5.25% 6/1/14	70,000	76,848
5% 6/1/10	550,000	574,481
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,593
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	107,871
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	511,080
5.5% 6/1/14	100,000	111,713
5.5% 6/1/14 (MBIA Insured)	50,000	56,218
Series 2004 D, 5% 12/1/15 (MBIA Insured)	90,000	98,811
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,867
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	141,341
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	135,668
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	221,328
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	$ 85,000	$ 82,686
5.25% 6/1/12 (AMBAC Insured)	50,000	54,309
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	272,238
Series A, 5.5% 6/1/14	155,000	171,608
Series B:
5.55% 6/1/10	100,000	106,745
5.55% 6/1/10 (MBIA Insured)	250,000	266,778
Series A, 5% 10/1/14 (FGIC Insured)	800,000	876,408
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	43,022
California State Univ. Rev. & Colleges Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,868
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,625
California Statewide Cmnty. Dev. Auth. Wtr. and Wastewtr. Rev. (Pooled Fing. Prog.) Series 2004 A, 5% 10/1/13 (FSA Insured)	30,000	32,747
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,026,870
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,077,720
5% 7/1/10	1,145,000	1,187,365
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (b)	1,000,000	998,600
Series 2004 E, 3.875%, tender 4/1/10 (b)	345,000	346,535
Series 2004 F, 2.3%, tender 5/1/07 (b)	2,625,000	2,606,993
Series 2004 G, 2.3%, tender 5/1/07 (b)	1,075,000	1,067,626
Series 2004 H, 2.625%, tender 5/1/08 (b)	2,000,000	1,963,260
Series D, 4.35%, tender 3/1/07 (b)	350,000	350,571
Series I, 3.45%, tender 5/1/11 (b)	1,000,000	987,900
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	330,000	355,304
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	72,485
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	$ 1,025,000	$ 1,177,828
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,996
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	75,604
5% 8/1/12 (FGIC Insured)	20,000	21,622
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	204,724
Series B, 4.5% 6/1/09 (MBIA Insured)	40,000	41,061
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	211,328
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured)	15,000	11,670
Delano Union School District Ctfs. of Prtn. Series A, 5.9% 1/1/22 (Pre-Refunded to 1/1/07 @ 102) (c)	125,000	127,714
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	57,529
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	60,000	61,754
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	135,000	138,947
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (c)	230,000	236,725
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,875
5% 8/1/12 (FSA Insured)	55,000	59,168
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	17,065
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (c)	50,000	52,576
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (c)	45,000	45,932
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,708
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	91,894
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	106,658
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 5% 6/1/21	1,000,000	1,004,310
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	635,000	688,327
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 B:
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	$ 130,000	$ 134,246
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (c)	150,000	154,899
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (c)	40,000	41,306
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	685,000	742,526
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	235,000	254,735
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	63,644
5.5% 6/1/19 (Pre-Refunded to 6/1/07 @ 100) (c)	75,000	75,746
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,700,000	1,891,658
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	122,827
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	45,000	50,397
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	195,988
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	280,000	313,580
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	730,000	812,300
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,112,740
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	56,533
Kern Cmnty. College District Gen. Oblig. Series A. 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	130,000	140,384
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	82,170
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	52,495
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	81,117
(Disney Parking Proj.) 0% 3/1/14	20,000	14,877
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	38,208
Second Series 1999 A, 6% 7/1/09	175,000	185,535
Series 2005 B, 5% 7/1/09	45,000	46,780
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (c)	$ 100,000	$ 102,527
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	112,415
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (c)	65,000	66,723
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,647
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	113,456
5% 10/1/14 (FSA Insured)	25,000	27,492
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	68,266
Series B, 5% 5/15/14 (MBIA Insured)	135,000	147,890
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	129,324
Series 2003 A Subseries A-1, 4.5% 7/1/07	75,000	75,475
Series A Subseries A1, 5% 7/1/08	85,000	87,063
Series A Subseries A-1, 5% 7/1/12 (MBIA Insured)	25,000	27,001
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	150,000	166,293
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,874
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,470
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	64,112
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,267
Los Angeles Sanitation Equip. Charge Rev. Series A:
5% 2/1/07 (AMBAC Insured)	25,000	25,061
5% 2/1/09 (AMBAC Insured)	25,000	25,850
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,193
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	27,215
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	85,910
Series A, 5% 7/1/13 (MBIA Insured)	25,000	27,292
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (c)	190,000	196,471
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	$ 50,000	$ 52,730
Series E:
5% 7/1/09 (MBIA Insured)	55,000	57,176
5.5% 7/1/13 (MBIA Insured)	40,000	44,166
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,443
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,318,162
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (c)	60,000	63,250
(Multiple Properties Proj.) Series A, 5% 8/1/09 (Escrowed to Maturity) (c)	45,000	46,823
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	61,417
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,001
Metropolitan Wtr. District Southern California Wtrwks. Rev.:
Series 1996 C, 6% 7/1/07	50,000	50,721
Series 2004 B, 5% 7/1/10	90,000	94,834
Series A:
5% 7/1/13	35,000	38,208
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (c)	140,000	143,716
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	74,296
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	291,668
Series B, 5% 7/1/11	80,000	85,411
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	65,000	70,024
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,371
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	122,623
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	48,973
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	66,080
5% 8/1/16 (MBIA Insured)	35,000	38,669
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,947
5.85% 7/1/10 (AMBAC Insured)	25,000	26,965
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	63,455
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Norwalk-Mirada Unified School District 5% 8/1/23 (Pre-Refunded to 8/1/13 @ 100) (c)	$ 40,000	$ 43,682
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	77,603
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	52,357
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	64,706
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	215,000	220,076
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,628
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	149,486
6% 2/15/08	105,000	108,050
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	110,000	117,270
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	90,252
Orchard School District Gen. Oblig. Series A, 0% 2/1/16 (FGIC Insured)	50,000	34,700
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,652
Oxnard Union High School District Gen. Oblig. Series D, 7.5% 8/1/07 (Escrowed to Maturity) (c)	140,000	143,699
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15 (FSA Insured)	25,000	27,719
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	20,000	21,510
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	53,402
5% 11/1/10 (FGIC Insured)	35,000	37,044
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (c)	50,000	51,749
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	123,799
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	53,265
Series B, 5% 8/1/14 (FSA Insured)	60,000	66,080
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @ 102) (c)	50,000	51,754
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pleasanton Unified School District Gen. Oblig.: - continued
5% 8/1/11 (FSA Insured)	$ 100,000	$ 106,831
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12 (AMBAC Insured)	40,000	42,982
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,642
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	85,000	92,171
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,757
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	56,096
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	100,000	108,587
5% 12/1/14 (FGIC Insured)	40,000	44,062
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	150,791
Sacramento Muni. Util. District Elec. Rev. Series R, 5% 8/15/14 (MBIA Insured)	25,000	27,545
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	200,000	209,788
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	76,772
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,686
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	55,192
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	135,000	144,222
5% 8/1/12 (MBIA Insured)	890,000	961,814
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	81,903
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (c)	50,000	52,064
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.:
5.5% 7/1/07	75,000	75,875
5.5% 7/1/07 (Escrowed to Maturity) (c)	125,000	126,486
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,740
5.125% 10/1/07 (MBIA Insured)	80,000	81,118
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Bldg. Auth. Lease Rev.: - continued
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	$ 55,000	$ 58,902
San Francisco City & County Gen. Oblig. Series 1, 5.75% 6/15/07 (FGIC Insured)	20,000	20,251
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	160,000	173,320
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	40,000	42,124
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	48,124
San Juan Unified School District Series 1998 B, 0% 8/1/15 (MBIA Insured)	25,000	17,896
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	45,000	51,195
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	75,000	82,406
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	272,496
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	38,019
Santa Margarita/Dana Point Auth. Rev.:
(Impt. District 3&3A,4&4A Proj.) Series B, 7.25% 8/1/08 (MBIA Insured)	1,000,000	1,061,240
Series B, 7.25% 8/1/11 (MBIA Insured)	1,425,000	1,652,644
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,541
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,574
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	176,256
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	87,699
6.75% 7/1/12	30,000	34,309
6.75% 7/1/13	55,000	64,426
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	185,000	207,629
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	59,403
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	$ 25,000	$ 27,950
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	49,592
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,300
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	54,937
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	63,785
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	37,150
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,472
Series A:
5% 5/15/10 (AMBAC Insured)	70,000	73,634
5% 5/15/12 (AMBAC Insured)	80,000	86,270
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	53,170
Western Placer Unified School District 3.625%, tender 12/1/09 (FSA Insured) (b)	1,000,000	1,001,120
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	165,000	172,202
Westside Union School District Gen. Oblig. Series C, 6% 8/1/13 (AMBAC Insured)	50,000	58,070
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	30,166
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,931
		78,890,576
Guam - 1.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,032,860
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	263,747
		1,296,607
Puerto Rico - 4.4%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	362,989
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (b)	265,000	267,563
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
Series B:
5.5% 7/1/11 (FGIC Insured)	$ 250,000	$ 271,390
5.75% 7/1/07 (MBIA Insured)	100,000	101,312
5.25% 7/1/09 (FGIC Insured)	1,935,000	2,020,953
5.25% 7/1/10 (FGIC Insured)	45,000	47,715
5.75% 7/1/08 (MBIA Insured)	200,000	207,100
6.5% 7/1/12 (MBIA Insured)	75,000	86,422
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	62,956
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (c)	75,000	76,951
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	115,000	117,991
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25% 7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (c)	40,000	40,996
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5% 8/1/07 (FSA Insured)	65,000	65,870
Univ. of Puerto Rico 5% 6/1/09 (a)	500,000	512,805
		4,243,013
Virgin Islands - 1.0%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	350,000	355,310
4% 10/1/10 (FGIC Insured)	580,000	590,475
		945,785
TOTAL MUNICIPAL BONDS (Cost $84,600,842)		85,375,981
Municipal Notes - 9.2%

California - 9.2%
California Gen. Oblig. Participating VRDN:
Putters 1460, 3.55% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,480,000	4,479,987
Series Putters 1467, 3.55% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000,000	2,000,000
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	625,000	625,000
Municipal Notes - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Participating VRDN:
Series MSTC 01 135, 3.67% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 800,000	$ 800,000
Series PT 3191, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	870,000	870,000
TOTAL MUNICIPAL NOTES (Cost $8,774,999)		8,774,987
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $93,375,841)		94,150,968
NET OTHER ASSETS - 1.7%		1,630,224
NET ASSETS - 100%		$ 95,781,192
Security Type Abbreviation
VRDN	-	Variable Rate Demand Note
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $93,375,841. Net unrealized appreciation aggregated $775,127, of which $800,899 related to appreciated investment securities and $25,772 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007